Annual Total Returns[BarChart] - International Equities Index Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.10%)	17.03%	18.99%	(5.45%)	(1.00%)	1.26%	24.35%	(13.74%)	21.29%	7.38%